Income Taxes (Deferred Tax Assets And Liabilities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Depreciation/Impairment	$ (858,283,000)	$ (637,997,000)
Debt		1,326,000
Intangibles	(28,834,000)	(37,033,000)
Interest expense	(5,435,000)	6,008,000
Accrued maintenance liability	4,877,000	12,143,000
Obligations under capital leases and debt obligations	(3,411,000)	(3,725,000)
Investments	(10,155,000)	(2,946,000)
Deferred losses	66,543,000	49,787,000
Accrued expenses	14,554,000	26,532,000
Valuation allowance	(72,000,000)	(61,933,000)
Losses and credits forward	715,841,000	562,292,000
Other	(27,884,000)	(8,288,000)
Net deferred tax asset (liabilities)	(204,187,000)	(93,834,000)
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Depreciation/Impairment	11,580,000	12,479,000
Valuation allowance	(13,915,000)
Losses and credits forward	13,915,000
Other	(2,936,000)	3,210,000
Net deferred tax asset (liabilities)	8,644,000	15,689,000
Ireland [Member]
Income Tax Disclosure [Line Items]
Depreciation/Impairment	(876,219,000)	(618,323,000)
Debt		(355,000)
Intangibles	(10,071,000)	(73,000)
Accrued maintenance liability	(7,003,000)	(7,673,000)
Obligations under capital leases and debt obligations	(3,411,000)	(3,725,000)
Investments		2,500,000
Valuation allowance	0
Losses and credits forward	630,302,000	514,757,000
Other	(20,647,000)	(1,127,000)
Net deferred tax asset (liabilities)	(287,049,000)	(114,019,000)
United States Of America [Member]
Income Tax Disclosure [Line Items]
Depreciation/Impairment	5,393,000	(28,964,000)
Debt		1,681,000
Intangibles	(18,763,000)	(36,960,000)
Interest expense	(5,435,000)	6,008,000
Accrued maintenance liability	11,880,000	19,816,000
Investments	(10,155,000)	(5,446,000)
Deferred losses	66,543,000	49,787,000
Accrued expenses	14,554,000	26,532,000
Valuation allowance	(35,074,000)	(25,000,000)
Losses and credits forward	32,342,000	3,586,000
Other	7,350,000	2,870,000
Net deferred tax asset (liabilities)	68,635,000	13,910,000
Other [Member]
Income Tax Disclosure [Line Items]
Depreciation/Impairment	963,000	(3,189,000)
Valuation allowance	(23,011,000)	(36,933,000)
Losses and credits forward	39,282,000	43,949,000
Other	(11,651,000)	(13,241,000)
Net deferred tax asset (liabilities)	$ 5,583,000	$ (9,414,000)